PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	June 30,	December 31,
	2024	2023
	Unaudited	Audited
Cost:

Buildings and land	$83,796	$83,775
Computers, software and electronic equipment	65,508	64,262
Network equipment	39,230	39,473
Office furniture and equipment	4,102	4,108
Vehicles	299	299
Leasehold improvements	2,836	2,784

	195,771	194,701
Accumulated depreciation	124,603	120,386

Depreciated cost	$71,168	$74,315